Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Post employment benefits
Defined contribution plans	€ 207	€ 197	€ 204
Defined benefit plans	37	(29)	31
Total amount charged to income statement	€ 244	€ 168	€ 235